Note 5 - Shareholders' Equity	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Equity [Text Block]

5. SHAREHOLDERS’ EQUITY

Spire

Preferred Stock

At September 30, 2022 and 2021, Spire had authorized 5,000,000 shares of preferred stock.

On May 21, 2019, Spire completed the public offering of 10,000,000 depositary shares (the “Depositary Shares”), each representing a 1/1,000th interest in a share of the Company’s 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $25.00 per share, with a liquidation preference of $25,000 per share (the “Preferred Stock”). The transaction resulted in $242.0 of net proceeds, after deducting commissions and sale expenses, which proceeds were used to (i) refinance long-term and short-term Spire debt and (ii) fund capital expenditures at both the Utilities and Spire’s gas-related businesses.

Dividends on the Preferred Stock, when declared by the Board, are payable on the liquidation preference amount, on a cumulative basis, quarterly in arrears on the 15th day of February, May, August and November of each year, beginning on August 15, 2019. Dividends are payable out of amounts legally available for the payment of dividends at an annual rate equal to 5.90% of the liquidation preference per share of Preferred Stock (equivalent to $25.00 per Depositary Share). Dividends accumulate daily and are cumulative from May 21, 2019.

Under the terms of the Preferred Stock, the Company’s ability to declare or pay dividends on, or purchase or redeem, shares of its common stock or any class or series of capital stock of the Company that rank junior to the Preferred Stock are subject to certain restrictions in the event that the Company does not declare and pay the full cumulative dividends on the Preferred Stock through the most recently completed quarterly dividend period.

Spire may, at its option, redeem the Preferred Stock (i) in whole, but not in part, at any time prior to August 15, 2024, within 120 days after a ratings event where a rating agency amends, clarifies or changes the criteria it uses to assign equity credit for securities such as the Preferred Stock, at a redemption price in cash equal to $25,500 per share, or (ii) in whole or in part, from time to time, on or after August 15, 2024, at a redemption price in cash equal to $25,000 per share, plus, in each case, all accumulated and unpaid dividends (whether declared or not) up to such redemption date.

Shareholders of the Preferred Stock generally have no voting rights with respect to matters that generally require the approval of voting stockholders. The limited voting rights of holders of the Preferred Stock include the right to vote on certain matters that may affect the preference or special rights of the Preferred Stock. In addition, if and whenever dividends on any shares of Preferred Stock have not been declared and paid for at least six dividend periods, whether or not consecutive, the number of directors then constituting the Board shall automatically be increased by two (to be elected by the holders of the Preferred Stock) until all accumulated and unpaid dividends on the Preferred Stock have been paid in full.

Equity Units

In February 2021, Spire issued 3.5 million equity units, initially in the form of Corporate Units, for an aggregate stated amount of $175.0, resulting in net proceeds (after underwriting fees and other issuance costs) of $169.3. Each “Corporate Unit” has a stated amount of fifty dollars and consists of (i) a stock purchase contract and (ii) a 1/20, or 5%, undivided beneficial ownership interest in one thousand dollars principal amount of Spire’s 2021 Series A 0.75% Remarketable Senior Notes due March 1, 2026 (RSNs). The RSNs are pledged as collateral to secure the holder’s obligation under the related stock purchase contracts. Each stock purchase contract obligates the holder to purchase, and Spire to issue and deliver, on March 1, 2024, for a price of fifty dollars in cash, a variable number of shares of its common stock as follows (subject to anti-dilution adjustments).

If the applicable market value* per share	Number of shares to be purchased per
of Spire common stock is:	stock purchase contract is:
Equal to or greater than $78.6906 (“threshold appreciation price”)	0.6354 (“minimum settlement rate”)
Less than $78.6906, but greater than $64.24	$50.00 ÷ applicable market value*
Less than or equal to $64.24 (“reference price”)	0.7783 (“maximum settlement rate”)

*Based on the volume-weighted average price of Spire common stock during the 20 trading days before settlement.

If a holder elects to settle purchase contracts early, the holder would pay fifty dollars per unit and receive 0.6354 shares per unit.

The Company makes quarterly interest payments on the RSNs at the rate of 0.75% per year and quarterly contract adjustment payments on the stock purchase contracts at the rate of 6.75%. The RSNs and the contract adjustment payments are structurally subordinated to all liabilities of Spire’s subsidiaries.

At issuance, the Company recorded the $35.0 present value of the stock purchase contract payments as a liability (reflected in “Other” current and noncurrent liabilities on the balance sheet) offset by a charge to additional paid-in capital in equity. This noncash financing activity has been excluded from the statement of cash flows. Interest payments on the RSNs are recorded as interest expense and stock purchase contract payments are charged against the liability. Accretion of the stock purchase contract liability is recorded as imputed interest expense. In calculating diluted EPS, the Company applies the treasury stock method to the Corporate Units. These securities have not had an effect on diluted EPS.

In order to secure funds necessary for the holders to pay the purchase price of the common stock on the purchase contract settlement date, the remarketing agent will remarket the RSNs on behalf of the current holders to new third-party investors. Following any successful remarketing of the RSNs, the interest rate on the RSNs will be reset, interest will be payable on a semi-annual basis, and Spire will cease to have the option to redeem the RSNs, other than in connection with the occurrence or continuance of certain special events.

ATM Program

On February 6, 2019, Spire entered into an “at-the-market” (ATM) equity distribution agreement pursuant to which the Company may offer and sell, from time to time, shares of its common stock pursuant to Spire’s universal shelf registration statement and a prospectus supplement. Under this program, a total of 626,249 shares with an aggregate offering price of $47.8 were issued in fiscal 2019 and 2020, and 354,000 shares with an aggregate offering price of $23.5 were issued in the second quarter of fiscal 2022. On April 28, 2022, Spire’s Board of Directors approved a new authorization for the sale of additional shares with an aggregate offering price of up to $200.0 before the May 2025 expiration of the new universal shelf registration statement on Form S-3 filed in May 2022, under which a total of 365,625 shares with an aggregate offering price of $27.7 were issued in the third quarter of fiscal 2022.

Other Equity Information

Spire has a shelf registration statement on Form S-3 on file with the U.S. Securities and Exchange Commission (SEC) for the issuance and sale of up to 250,000 shares of common stock under its Dividend Reinvestment and Direct Stock Purchase Plan. There were 158,535 and 153,190 shares at September 30, 2022 and November 11, 2022, respectively, remaining available for issuance under this Form S-3. Spire also has a universal shelf registration statement on Form S-3 on file with the SEC for the issuance of various equity and debt securities, which expires on May 9, 2025.

Spire Missouri

Substantially all of Spire Missouri’s plant is subject to the liens of its first mortgage bonds. The mortgage contains several restrictions on Spire Missouri’s ability to pay cash dividends on its common stock or to make loans to its parent company. These mortgage restrictions are applicable regardless of whether the stock is publicly held or held solely by Spire Missouri’s parent company. Under the most restrictive of these provisions, no cash dividend may be declared or paid if, after the dividend, the aggregate net amount spent for all dividends after September 30, 1953 would exceed a maximum amount determined by a formula set out in the mortgage. Under that formula, the maximum amount is the sum of $8.0 plus earnings applicable to common stock (adjusted for stock repurchases and issuances) for the period from September 30, 1953 to the last day of the quarter before the declaration or payment date for the dividends. As of September 30, 2022 and 2021, the amount under the mortgage’s formula that was available to pay dividends was $1,579.4 and $1,413.4, respectively. Thus, all of Spire Missouri’s retained earnings were free from such dividend restrictions as of those dates.

Spire Missouri has a universal shelf registration statement on Form S-3 on file with the SEC for the issuance of various equity and debt securities, which expires on May 9, 2025. Effective March 5, 2022, Spire Missouri was authorized by the MoPSC to issue conventional term loans, first mortgage bonds, unsecured debt, preferred stock and common stock in an aggregate amount of up to $800.0 for financings placed any time before December 31, 2024. As of September 30, 2022, the entire amount remained available under this authorization.

At September 30, 2022 and 2021, Spire Missouri had authorized 1,480,000 shares of preferred stock, but none were issued and outstanding.

Spire Alabama

At September 30, 2022 and 2021, Spire Alabama had authorized 120,000 shares of preferred stock, but none were issued and outstanding.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income (AOCI), net of income taxes, recognized in the balance sheets at September 30 were as follows:

	Net	Defined Benefit	Net Unrealized
	Unrealized	Pension and	Gain (Loss) on
	Gain (Loss)	Other	Available-for-
	on Cash Flow	Postretirement	Sale Debt
	Hedges	Benefit Plans	Securities	Total
Spire
Balance at September 30, 2020	$(38.4)	$(2.9)	$0.1	$(41.2)
Other comprehensive income (loss)	46.3	(1.3)	(0.2)	44.8
Balance at September 30, 2021	7.9	(4.2)	(0.1)	3.6
Other comprehensive income (loss)	42.5	1.5	(0.4)	43.6
Balance at September 30, 2022	$50.4	$(2.7)	$(0.5)	$47.2

Spire Missouri
Balance at September 30, 2020	$—	$(2.9)	$—	$(2.9)
Other comprehensive loss	—	(1.3)	—	(1.3)
Balance at September 30, 2021	—	(4.2)	—	(4.2)
Other comprehensive income	—	1.5	—	1.5
Balance at September 30, 2022	$—	$(2.7)	$—	$(2.7)

Income tax expense (benefit) recorded for items of other comprehensive income (loss) reported in the statements of comprehensive income is calculated by applying statutory federal, state, and local income tax rates applicable to ordinary income. The tax rates applied to individual items of other comprehensive income (loss) are similar within each reporting period. For the periods presented, Spire Alabama had no AOCI balances.